Financial information of the parent company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES:
General and administrative	$ (3,501,857)	$ (4,452,154)
Total operating expenses	(3,501,857)	(4,452,154)
LOSS FROM OPERATIONS	(3,501,857)	(4,452,154)
OTHER INCOME (EXPENSE)
Finance income (expense)	1,079	(17,410)
Equity income of subsidiaries and VIEs	14,945,051	6,517,671
Total other income, net	14,946,130	6,500,261
NET INCOME	11,444,273	2,048,107
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	174,841	1,144,657
COMPREHENSIVE INCOME	$ 11,619,114	$ 3,192,764